Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Cash and cash equivalents	$ 458,015,000	$ 857,747,000	$ 932,069,000
Carrying amount
Lease obligations	872,120,000	870,163,000	$ 717,101,000
Other long-term liabilities	154,918,000	134,603,000
Long-term debt	2,141,801,000	2,151,513,000
Cash flow hedges	91,183,000	6,739,000
Financial liabilities	3,805,825,000	3,714,666,000
Liquidity risk
Carrying amount
Trade and other payables	659,723,000
Lease obligations	872,120,000
Other long-term liabilities	28,014,000
Long-term debt	2,141,801,000
Cash flow hedges	91,653,000
Financial liabilities	3,793,311,000
Contractual cash flows
Trade and other payables	659,723,000
Lease obligations	1,174,346,000
Other long-term liabilities	53,348,000
Long-term debt	2,932,911,000
Cash flow hedges	99,720,000
Financial liabilities	4,920,048,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	659,723,000
Lease obligations	172,197,000
Other long-term liabilities	2,200,000
Long-term debt	425,953,000
Cash flow hedges	65,034,000
Financial liabilities	1,325,107,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	266,499,000
Other long-term liabilities	4,400,000
Long-term debt	220,901,000
Cash flow hedges	17,771,000
Financial liabilities	509,571,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	220,681,000
Other long-term liabilities	4,400,000
Long-term debt	879,530,000
Cash flow hedges	5,537,000
Financial liabilities	1,110,148,000
Liquidity risk | Thereafter
Contractual cash flows
Trade and other payables	0
Lease obligations	514,969,000
Other long-term liabilities	42,348,000
Long-term debt	1,406,527,000
Cash flow hedges	11,378,000
Financial liabilities	1,975,222,000
Undrawn credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	$ 300,000,000	$ 300,000,000